Nature of Operations and Summary of Significant Accounting Policies - Property, Equipment, Goodwill, Long-Lived Assets (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Nature of Business and Operations Overview
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0	$ 0
Computer and Data Center Equipment
Property and Equipment
Property and equipment estimated useful lives			3 years
Purchased and Acquired Software
Property and Equipment
Property and equipment estimated useful lives			3 years
Furniture and fixtures
Property and Equipment
Property and equipment estimated useful lives			7 years
Minimum | Leasehold improvements
Property and Equipment
Property and equipment estimated useful lives			3 years
Maximum | Leasehold improvements
Property and Equipment
Property and equipment estimated useful lives			5 years